SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDSSM
CLASS A, CLASS T, CLASS B, AND CLASS C FEBRUARY 28, 1998 PROSPECTUS
AS OF MAY 28, 1998, Fidelity Advisor Short-Intermediate Municipal Income Fund was merged into Fidelity Advisor Intermediate Municipal Income Fund and shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund became shareholders of Fidelity Advisor Intermediate Municipal Income Fund. The merger was voted on and approved at a shareholder meeting on May 4, 1998. Fidelity Advisor Short-Intermediate Municipal Income Fund ceased to exist and is not offered.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge and do not pay a 12b-1 fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page 82, for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-522-7297 if you are investing through a broker-dealer or insurance representative, 1-800-843-3001 if you are investing through a bank representative, or from your investment professional.
The following information found in "Expenses" on page 4 is no longer applicable.

                                Class A       Class T       Class B       Class C

Annual account maintenance fee  $12.00        $12.00        $12.00        $12.00
(for accounts under $2,500)


The following information replaces similar information for TECHNOQUANT GROWTH and LARGE CAP found in "Expenses" on page 6.

 EQUITY FUNDS

              Operating Expenses       Class A  Class T  Class B  Class C

TECHNOQUANT   Management fee           0.60%    0.60%    0.60%    0.60%
GROWTH

              12b-1 fee (including     0.25%    0.50%    1.00%    1.00%
              0.25% Shareholder
              Service Fee for Class
              B and Class C shares)

              Other expenses           0.45%    0.45%    0.45%    0.45%[A]
              (after
              reimbursement)

            Total operating            1.30%    1.55%    2.05%    2.05%
            expenses

LARGE CAP   Management fee             0.60%    0.60%    0.60%    0.60%

            12b-1 fee (including       0.25%    0.50%    1.00%    1.00%
            0.25% Shareholder
            Service Fee for Class
            B and Class C shares)

            Other expenses             0.45%    0.45%    0.45%    0.45%[A]
            (after
            reimbursement)

            Total operating            1.30%    1.55%    2.05%    2.05%
            expenses

[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
The following information replaces similar information for INTERMEDIATE MUNICIPAL INCOME found in "Expenses" on page 8.



MUNICIPAL FUNDS

                               Operating Expenses       Class A  Class T  Class B  Class C
INTERMEDIATE MUNICIPAL INCOME  Management fee           0.39%    0.39%    0.39%    0.39%

                               12b-1 fee (including     0.15%    0.25%    0.90%    1.00%
                               0.25% Shareholder
                               Service Fee for Class
                               B and Class C shares)

                               Other expenses           0.31%    0.26%    0.31%    0.31%[A]
                               (after
                               reimbursement)

                               Total operating          0.85%    0.90%    1.60%    1.70%
                               expenses


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
The following information replaces similar information found in "Expenses" on page 8.
A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the preceding tables for the applicable class would have been:

                          Class A  Class T  Class B

Mid Cap                   1.71%    1.44%    1.98%

Equity Growth             1.18%    1.29%    1.92%

Growth Opportunities      1.04%    1.17%    (dagger)

Strategic Opportunities   1.73%    1.23%    1.77%

Large Cap                 1.27%    1.53%    2.03%

Equity Income             1.09%    1.21%    1.73%

Balanced                  1.04%    1.17%    1.79%

High Yield                1.14%    1.08%    1.74%

Strategic Income          1.24%    1.19%    1.85%

(dagger) IMPACT OF CREDITS NOT APPLIED TO FIRST YEAR ESTIMATES.
The following information replaces similar information for TECHNOQUANT GROWTH, LARGE CAP, and EQUITY INCOME found in "Expenses" on page 9. EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment, assuming a 5% annual return and either (1) full redemption or (2) no redemption at the end of each time period. Total expenses shown below include your shareholder transaction expenses, such as the maximum front-end sales charge or CDSC, as applicable, and a class's annual operating expenses.


EQUITY FUNDS
                                                              Examples

                    Full Redemption                                        No Redemption

                                      Class A  Class T  Class B   Class C  Class B        Class C

TECHNOQUANT GROWTH  1 year           $ 70      $ 50     $ 71[A]   $ 31[A]  $ 21           $ 21

                    3 years          $ 96      $ 82     $ 94[A]   $ 64     $ 64           $ 64

                    5 years          $ 125     $ 117    $ 130[A]  $ 110    $ 110          $ 110

                    10 years[B]      $ 205     $ 213    $ 210     $ 238    $ 210          $ 238

LARGE CAP           1 year           $ 70      $ 50     $ 71[A]   $ 31[A]  $ 21           $ 21

                    3 years          $ 96      $ 82     $ 94[A]   $ 64     $ 64           $ 64

                    5 years          $ 125     $ 117    $ 130[A]  $ 110    $ 110          $ 110

                    10 years[B]      $ 205     $ 213    $ 210     $ 238    $ 210          $ 238

EQUITY INCOME       1 year           $ 68      $ 47     $ 68[A]   $ 29[A]  $ 18           $ 19

                    3 years          $ 90      $ 73     $ 85[A]   $ 58     $ 55           $ 58

                    5 years          $ 115     $ 100    $ 114[A]  $ 100    $ 94           $ 100

                    10 years[B]      $ 184     $ 179    $ 180     $ 217    $ 180          $ 217


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
The following information replaces similar information for INTERMEDIATE MUNICIPAL INCOME found in "Expenses" on page 11.


MUNICIPAL FUNDS
                                                                           Examples

                                            Full Redemption                             No Redemption

                                            Class A          Class T  Class B  Class C  Class B        Class C

INTERMEDIATE MUNICIPAL INCOME  1 year       $ 46             $ 36     $ 46[A]  $ 27[A]  $ 16           $ 17

                               3 years      $ 64             $ 55     $ 60[A]  $ 54     $ 50           $ 54

                               5 years[C]   $ 83             $ 76     $ 78     $ 92     $ 78           $ 92

                               10 years[C]  $ 138            $ 135    $ 135    $ 201    $ 135          $ 201


[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR
YEARS.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. The following information replaces similar information found in "Expenses" on page 11.
FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:



                        Class A         Effective    Class T  Effective     Class B         Effective    Class C Effective
                                        Date                  Date                          Date                 Date

TechnoQuant Growth      1.30%           12/1/98      1.55%   12/1/98        2.05%           12/1/98      2.05%   12/1/98

Mid Cap                 1.75%(dagger)    1/1/99      2.00%      1/1/99      2.50%            1/1/99      2.50%    1/1/99

Equity Growth           1.20%            1/1/99      1.45%      1/1/99      1.95%(dagger)    1/1/99      1.95%    1/1/99

Strategic Opportunities 1.75%(dagger)    1/1/99      2.00%      1/1/99      2.50%            1/1/99      *        *

Large Cap               1.30%           12/1/98      1.55%   12/1/98        2.05%           12/1/98      2.05%   12/1/98

Growth & Income         1.50%            1/1/99      1.75%      1/1/99      2.25%            1/1/99      2.25%    1/1/99

Equity Income           1.10%            1/1/99      1.35%      1/1/99      1.85%            1/1/99      1.85%    1/1/99

Balanced                1.05%            1/1/99      1.30%      1/1/99      1.80%            1/1/99      1.80%    1/1/99

Strategic Income        1.25%            1/1/99      1.35%      1/1/99      2.00%            1/1/99      2.10%    1/1/99

Mortgage Securities     0.90%            3/1/97      1.00%   3/1/97         1.65%            3/1/97      *        *

Government Investment   0.90%            8/30/96     1.00%   7/1/95         1.65%            1/1/96      1.75%   11/1/97

Intermediate Bond       0.90%            8/30/96     1.00%   7/1/95         1.65%            1/1/96      1.75%   11/1/97

Short Fixed-Income      0.90%            8/30/96     0.90%   8/30/96        **               **          1.75%   11/1/97

Municipal Income        0.90%            8/30/96     1.00%   7/1/95         1.65%            1/1/96      1.75%   11/1/97

Intermediate Municipal  0.85%            12/1/98     0.90%   5/29/98        1.60%            12/1/98     1.70%   12/1/98
Income


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
(dagger) FMR ALSO REIMBURSED CERTAIN TRANSFER AGENT, REGISTRATION, AND OTHER CLASS SPECIFIC EXPENSES.
The following information replaces similar information found in "Expenses" on page 12.
If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:


                                     Other Expenses                          Total Operating Expenses
                         Class A   Class T   Class B   Class C[A]  Class A   Class T   Class B   Class C[A]

TechnoQuant Growth       1.56%     1.11%     1.27%     5.85%       2.41%     2.21%     2.87%     7.45%

Mid Cap                  1.43%     (dagger)  (dagger)  1.11%       2.28%     (dagger)  (dagger)  2.71%

Equity Growth            0.49%     (dagger)  0.41%     0.56%       1.34%     (dagger)  2.01%     2.16%

Strategic Opportunities  3.06%     (dagger)  (dagger)  *           3.71%     (dagger)  (dagger)  *

Large Cap                2.28%     0.52%     0.56%     1.49%       3.13%     1.62%     2.16%     3.09%

Growth & Income          1.71%     (dagger)  0.79%     0.92%       2.46%     (dagger)  2.29%     2.42%

Equity Income            0.53%     (dagger)  (dagger)  0.38%       1.28%     (dagger)  (dagger)  1.88%

Balanced                 0.97%     (dagger)  0.67%     0.94%       1.67%     (dagger)  2.12%     2.39%

Strategic Income         2.14%     (dagger)  (dagger)  0.85%       2.88%     (dagger)  (dagger)  2.44%

Mortgage Securities      3.05%[A]  0.92%[A]  4.24%[A]  *           3.64%[A]  1.61%[A]  5.58%[A]  *

Government Investment    4.39%     0.34%     0.39%     2.35%       4.98%     1.03%     1.73%     3.79%

Intermediate Bond        1.83%     (dagger)  0.40%     1.78%       2.42%     (dagger)  1.74%     3.22%

Short Fixed-Income       1.23%     (dagger)  **        1.29%       1.82%     (dagger)  **        2.73%

Municipal Income         1.62%     (dagger)  (dagger)  1.54%       2.16%     (dagger)  (dagger)  2.93%

Intermediate Municipal   8.83%     0.40%     0.56%     5.71%       9.37%     1.04%     1.85%     7.10%
Income


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS SHOWN IN THE TABLE ON THE PREVIOUS PAGE.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
The following information replaces the biographical information for John Carlson and Brian Hogan found in the "Charter" section on pages 55 and 56.
John Carlson is Vice President and lead manager of Advisor Strategic Income, which he has managed since August 1995. He also manages the emerging markets investments of Advisor Strategic Income and manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.
The following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 55.
John Avery is lead manager of Advisor Balanced, which he has managed since January 1998; he had been associate manager of the fund since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity in 1995 as an analyst. Previously, he was an analyst for Putnam Investments from 1993 to 1994.
Kevin Grant is Vice President and manager of Advisor Balanced, Advisor Strategic Income, and Advisor Intermediate Bond, which he has managed since March 1996, December 1998, and October 1995, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced and the domestic investment-grade and U.S. Government investments for Advisor Strategic Income. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was vice president and chief mortgage strategist at Morgan Stanley for three years. Thomas Silvia is Vice President and manager of Advisor Mortgage Securities and Advisor Government Investment which he has managed since October 1997 and December 1998, respectively. He was a co-manager of Advisor Mortgage Securities since February 1997. He also manages other Fidelity funds. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also co-manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior manager with Legal & General, Limited, from 1981 to 1995. Christine Thompson is Vice President and manager of Advisor Municipal Income, which she has managed since July 1998. She also manages several other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior analyst and portfolio manager.
The following information replaces the last paragraph found under the heading "FMR and Its Affiliates" in the "Charter" section on page 57. FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of shares of Fidelity Advisor Funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
The following information replaces similar information found under the heading "Strategic Income Fund" in "Investment Principles and Risks" on page 59.
The fund invests primarily in debt securities, including lower-quality securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets. The fund also may invest a portion of its assets in convertible securities and common and preferred stocks.
The HIGH YIELD category includes high-yielding, lower-quality securities consisting mainly of U.S. securities. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental securities of any quality of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental securities of any quality of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
The following information replaces the "Restrictions" found under the heading "Equity Securities" in the "Investment Principles and Risks" section on page 62.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Equity Income, this limitation does not apply to securities of other investment companies. The following information replaces the similar information found under the heading "Diversification" in the "Investment Principles and Risks" section on page 65.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Equity Income, to securities of other investment companies.
The following information replaces the similar information found under the heading "Fundamental Investment Policies and Restrictions" in the "Investment Principles and Risks" section on page 66.
With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Equity Income, to securities of other investment companies.
The following information replaces the first three paragraphs found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 67.
The management fee is calculated and paid to FMR every month.
For each of TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.
The following information replaces similar information found under the heading "Management Fee" in the "Breakdown of Expenses" section on page 67.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced or 0.37% for High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, and it drops as total assets under management increase. For December 1997, the group fee rate for the Equity Funds was 0.29%, and the group fee rate for the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds was 0.14%.
The individual fund fee rates for each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income is 0.30%. The individual fund fee rate for each of Growth & Income and Equity Income is 0.20%. The individual fund fee rate for Balanced is 0.15%. The individual fund fee rate for each of High Yield and Strategic Income is 0.45%. The individual fund fee rate for each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income is 0.25%.
The following information replaces the thirteenth paragraph found under the heading "Other Expenses" in the "Breakdown of Expenses" section beginning on page 69.
In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. Up to the full amount of the Class B service fee may be reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.
The following information replaces the fourteenth and fifteenth paragraphs found under the heading "Other Expenses" in the "Breakdown of Expenses" section beginning on page 69.
Class C shares of each fund (except Strategic Opportunities, Mortgage Securities, and Short-Intermediate Municipal Income) have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class C of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class C of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.
In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. Normally, after the first year of investment, up to the full amount of the Class C service fee may be reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.
For purchases of Class C shares made for an employee benefit plan or through reinvested dividends or capital gain distributions, during the first year of investment and thereafter, up to the full amount of the Class C distribution fee and Class C service fee paid by such shares may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.
The following information replaces similar information found in "How to Buy Shares" on page 72.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment professional or, if you are investing through a broker-dealer or insurance representative, call 1-800-522-7297 or, if you are investing through a bank representative, call 1-800-843-3001.
The following information replaces similar information found in "How to Buy Shares" on page 72.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For certain Fidelity Advisor retirement accounts(double dagger) $500 Through regular investment plans* $100
TO ADD TO AN ACCOUNT $100
MINIMUM BALANCE $1,000
For certain Fidelity Advisor retirement accounts(double dagger) None (double dagger) THESE LOWER MINIMUMS APPLY TO FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
* AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 75.
The following information replaces similar information found in "Investor Services" on page 76.
REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND
MINIMUM    INITIAL
$100
The following information replaces the second paragraph found under the heading "Finders Fee" in the "Transaction Details" section beginning on page 79.
Except as provided below, any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.
The following information supplements the information found under the heading "Finder's Fee" in the "Transaction Details" section on page 80.
Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.
The following information replaces the last paragraph found under the heading "Finder's Fee" in the "Transaction Details" section on page 80.
With respect to shares held by an insurance company separate account, the Class A or Class T CDSC does not apply.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions; (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 701/2. Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.
The following information replaces the third paragraph under the heading "Contingent Deferred Sales Charge" in the "Transaction Details" section on page 80.
Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 4.00% (2.00% for the Intermediate-Term Bond Funds) of your purchase of Class B shares. For purchases of Class B shares through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.
The following information replaces the fifth paragraph under the heading "Contingent Deferred Sales Charge" in the "Transactions Details" section on page 80.
Except as provided below, investment professionals with whom FDC has agreements receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. For purchases of Class C shares made for an employee benefit plan or through reinvested dividends or capital gain distributions, investment professionals do not receive a concession at the time of sale.
The following information found in "Transaction Details" on page 81 is no longer applicable.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number. The following information replaces similar information found in "Exchange Restrictions" on page 82.
As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of a fund for the same class of shares of other Fidelity Advisor funds at NAV; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:
The following information found in "Exchange Restrictions" on page 82 is no longer applicable.
(small solid bullet) If you have held Class A or Class T shares of Short Fixed-Income or Short-Intermediate Municipal Income for less than six months and you exchange into Class A or Class T of another Advisor fund, you pay the difference between that fund's Class A or Class T front-end sales charge and any Class A or Class T front-end sales charge you may have previously paid in connection with the shares you are exchanging.
The following information replaces the Class A waivers found in "Sales Charge Reductions and Waivers" on page 83.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
1. Purchased for an employee benefit plan with at least $25 million or more in plan assets;
2. Purchased for an employee benefit plan investing through an insurance company separate account used to fund annuity contracts;
3. Purchased for an employee benefit plan investing through a trust institution, bank trust department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans that participate in the Advisor Retirement Connection do not qualify for this waiver;
4. Purchased for an employee benefit plan investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;
5. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans and accounts managed by third parties do not qualify for this waiver;
6. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;
7. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans do not qualify for this waiver; or
8. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC.
   The following information replaces similar information found in "Sales Charge Reductions and Waivers" on page 83.
   A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:
       5. Purchased for an employee benefit plan, except certain small employer retirement plans;


SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDSSM
INSTITUTIONAL CLASS
FEBRUARY 28,1998 PROSPECTUS
AS OF MAY 28, 1998, Fidelity Advisor Short-Intermediate Municipal Income Fund was merged into the corresponding class of Fidelity Advisor Intermediate Municipal Income Fund and shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund became shareholders of Fidelity Advisor Intermediate Municipal Income Fund. The merger was voted on and approved at a shareholder meeting on May 4, 1998. Fidelity Advisor Short-Intermediate Municipal Income Fund ceased to exist and is not offered.
The following information replaces each reference to 1-800-843-3001. If you are investing through a broker-dealer or insurance representative, call 1-800-522-7297. If you are investing through a bank representative, call 1-800-843-3001.
The following information supplements similar information found in "Who May Want to Invest" on page 3.
6. Insurance company employee benefit plan programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company employee benefit plan programs include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not a part of an organization primarily engaged in the brokerage business. The following information replaces similar information found in "Who May Want to Invest" on page 3.
For purchase made by managed account programs, insurance company separate accounts or insurance company employee benefit plan programs, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
The following information found in "Expenses" on page 4 is no longer applicable.
ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00

The following information replaces similar information for TECHNOQUANT GROWTH and LARGE CAP found in "Expenses" beginning on page 4.
EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in Institutional Class shares of a fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown on the next page include any shareholder transaction expenses and Institutional Class's annual operating expenses.

EQUITY FUNDS
                           OPERATING EXPENSES        EXAMPLES

TECHNOQUANT GROWTH  MANAGEMENT FEE         0.60%  1 YEAR    $ 11

                    12B-1 FEE              NONE   3 YEARS   $ 33

                    OTHER EXPENSES         0.45%  5 YEARS   $ 58
                    (AFTER REIMBURSEMENT)

                    TOTAL OPERATING        1.05%  10 YEARS  $ 128
                    EXPENSES

LARGE CAP           MANAGEMENT FEE         0.60%  1 YEAR    $ 11

                    12B-1 FEE              NONE   3 YEARS   $ 33

                    OTHER EXPENSES         0.45%  5 YEARS   $ 58
                    (AFTER REIMBURSEMENT)

                    TOTAL OPERATING        1.05%  10 YEARS  $ 128
                    EXPENSES

The following information replaces similar information for INTERMEDIATE MUNICIPAL INCOME found in "Expenses" beginning on page 6. MUNICIPAL FUNDS

INTERMEDIATE
MUNICIPAL INCOME    MANAGEMENT FEE          0.39%  1 YEAR   $ 7

                    12B-1 FEE               NONE   3 YEARS  $ 22

                    OTHER EXPENSES          0.31%  5 YEARS  $ 39
                    (AFTER REIMBURSEMENT)

                    TOTAL OPERATING         0.70%  10 YEARS $ 87
                    EXPENSES


THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. The following information replaces similar information found in "Expenses" on page 7.
A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses presented in the preceding tables would have been:

                      INSTITUTIONAL CLASS

MID CAP                       0.84%

EQUITY GROWTH                 0.75%

GROWTH OPPORTUNITIES          0.65%

STRATEGIC OPPORTUNITIES       1.05%

LARGE CAP                     1.02%

EQUITY INCOME                 0.67%

STRATEGIC INCOME              1.09%

FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:

                                       EFFECTIVE
                                       DATE

TECHNOQUANT GROWTH              1.05%  12/1/98

MID CAP                         1.50%     1/1/99

EQUITY GROWTH                   0.95%     1/1/99

STRATEGIC OPPORTUNITIES         1.50%     1/1/99

LARGE CAP                       1.05%  12/1/98

GROWTH & INCOME                 1.25%     1/1/99

EQUITY INCOME                   0.85%     1/1/99

BALANCED                        0.80%     1/1/99

STRATEGIC INCOME                1.10%  1/1/99

MORTGAGE SECURITIES             0.75%  3/1/97

GOVERNMENT INVESTMENT           0.75%  7/1/95

INTERMEDIATE BOND               0.75%  7/1/95

SHORT FIXED-INCOME              0.75%  8/30/96

MUNICIPAL INCOME                0.75%  7/1/95

INTERMEDIATE MUNICIPAL INCOME   0.70%  12/1/98

If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:

                                          OTHER EXPENSES              TOTAL OPERATING
                                                                          EXPENSES

TECHNOQUANT GROWTH                             3.84%                       4.44%

LARGE CAP                                      0.55%                       1.15%

STRATEGIC INCOME                               0.62%                       1.21%

MORTGAGE SECURITIES                            0.69%[A]                    1.13%[A]

GOVERNMENT INVESTMENT                          0.34%                       0.78%

SHORT FIXED-INCOME                             0.58%                       1.02%

MUNICIPAL INCOME                               1.56%                       1.95%

INTERMEDIATE MUNICIPAL INCOME                  0.58%                       0.97%


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
The following information replaces the third paragraph under the heading "FMR and Its Affiliates" in the "Charter" section on page 22. Beginning January 1, 1999, Fidelity Investments Money Management, Inc.
(FIMM), located in Merrimack, New Hampshire, will select certain types of investments for Balanced and Strategic Income. Beginning January 1, 1999, FIMM will have primary responsibility for providing investment management services for Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income.
The following information replaces the biographical information for John H. Carlson and Brian Hogan found in the "Charter" section on pages 22 and 23.
John Carlson is Vice President and lead manager of Advisor Strategic Income, which he has managed since August 1995. He also manages the emerging markets investments of Advisor Strategic Income and manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.
The following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 22.
John Avery is lead manager of Advisor Balanced, which he has managed since January 1998; he had been associate manager of the fund since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity in 1995 as an analyst. Previously, he was an analyst for Putnam Investments from 1993 to 1994.
Kevin Grant is Vice President and manager of Advisor Balanced, Advisor Strategic Income, and Advisor Intermediate Bond, which he has managed since March 1996, December 1998, and October 1995, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced and the domestic investment-grade and U.S. Government investments for Advisor Strategic Income. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr Grant was vice president and chief mortgage strategist at Morgan Stanley for three years. Thomas Silvia is Vice President and manager of Advisor Mortgage Securities and Advisor Government Investment which he has managed since October 1997 and December 1998, respectively. He was a co-manager of Advisor Mortgage Securities since February 1997. He also manages other Fidelity funds. Mr. Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also co-manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International, Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior manager with Legal & General, Limited, from 1981 to 1995. Christine Thompson is Vice President and manager of Advisor Municipal Income, which she has managed since July 1998. She also manages several other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior analyst and portfolio manager.
The following information replaces the last paragraph found under the heading "FMR and Its Affiliates" in the "Charter" section on page 24. FMR may allocate brokerage transactions to its broker-dealer affiliates and in a manner that takes into account the sale of shares of Fidelity Advisor Funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
The following information replaces the second and fourth paragraphs, respectively, under the heading "Strategic Income Fund" in "Investment Principles and Risks" on page 26.
The fund invests primarily in debt securities including lower-quality securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets. The fund also may invest a portion of its assets in convertible securities and common and preferred stocks.
The HIGH YIELD category includes high-yielding, lower-quality securities consisting mainly of U.S. securities. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental securities of any quality of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental securities of any quality of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
The following information replaces the "Restrictions" found under the heading "Equity Securities" in the "Investment Principles and Risks" section on page 29.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Equity Income, this limitation does not apply to securities of other investment companies. The following information replaces the similar information found under the heading "Diversification" in the "Investment Principles and Risks" section on page 32.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Equity Income, to securities of other investment companies.
The following information replaces the similar information found under the heading "Fundamental Investment Policies and Restrictions" in the "Investment Principles and Risks" section on page 33.
With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Equity Income, to securities of other investment companies.
The following information replaces the first three paragraphs found under the heading "Management Fee" in the "Charter" section on page 34.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month.
For each of TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, multiplying the result by the fund's monthly average net assets, and dividing by twelve.
The following information replaces similar information found under the heading"Management Fee" in the "Breakdown of Expenses" section on page 34.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced or 0.37% for High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income and Short-Intermediate Municipal Income, and it drops as total assets under management increase. For December 1997, the group fee rate for the Equity Funds was 0.29%, and the group fee rate for the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds was 0.14%.
The individual fund fee rates for each of TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income is 0.30%. The individual fund fee rate for each of Growth & Income and Equity Income is 0.20%. The individual fund fee rate for Balanced is 0.15%. The individual fund fee rate for each of High Yield and Strategic Income is 0.45%. The individual fund fee rate for each of Municipal Income, Intermediate Municipal Income, and Short-Intermediate Municipal Income is 0.25%.
The following information replaces similar information found in "How to Buy Shares" on page 38.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For certain Fidelity Advisor retirement accounts(double dagger) $500 Through regular investment plans* $100
TO ADD TO AN ACCOUNT $100
MINIMUM BALANCE $1,000
For certain Fidelity Advisor retirement accounts(double dagger) None (double dagger)THESE LOWER MINIMUMS APPLY TO FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
*AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $100, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 41.
The following information replaces similar information found in "Investor Services" on page 41.
REGULAR INVESTMENT PLANS
FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND
MINIMUM INITIAL
$100
The following information found in "Transaction Details" on page 44 is no longer applicable.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and
(ii) through NSCC; provided those accounts are registered under the same primary social security number.